Restructuring (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs

The following table summarizes the activities related to the restructuring reserves, recorded within other accrued liabilities, and expenses from December 31, 2014 to March 31, 2015:

2015 Activity
Balance at December 31, 2014	$48.5
Expense Recorded	2.2
Payments Made	(14.0)
Foreign Currency Changes	(5.0)

Balance at March 31, 2015	$31.7

The following tables summarize the activities related to the restructuring reserves, recorded within other accrued liabilities, and expenses for the Successor years ended December 31, 2013 and 2014:

2013 Activity
Balance at February 1, 2013 (At acquisition date)	$0.5
Expense recorded	120.7
Payments	(23.7)
Foreign currency translation	0.9

Balance at December 31, 2013	$98.4

2014 Activity
Balance at December 31, 2013	$98.4
Expense Recorded	8.5
Payments Made	(51.6)
Foreign Currency Changes	(6.8)

Balance at December 31, 2014	$48.5